Employee deferred compensation (Details 3)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Share awards
Number of share awards
Balance at beginning of period (in shares)	70,100,000	48,100,000
Granted (in shares)	900,000	23,300,000
Settled (in shares)	(12,200,000)	(12,500,000)
Forfeited (in shares)	(400,000)	(500,000)
Balance at end of period (in shares)	58,400,000	58,400,000
of which vested (in shares)	3,000,000	3,000,000
of which unvested (in shares)	55,400,000	55,400,000
Performance share awards
Number of share awards
Balance at beginning of period (in shares)	23,700,000
Granted (in shares)	0	23,700,000
Settled (in shares)	0	0
Forfeited (in shares)	0	0
Balance at end of period (in shares)	23,700,000	23,700,000
of which vested (in shares)	100,000	100,000
of which unvested (in shares)	23,600,000	23,600,000
Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	14,700,000	14,700,000
Granted (in shares)	0	0
Settled (in shares)	(4,900,000)	(4,900,000)
Forfeited (in shares)	(100,000)	(100,000)
Balance at end of period (in shares)	9,700,000	9,700,000
of which vested (in shares)	1,200,000	1,200,000
of which unvested (in shares)	8,500,000	8,500,000
Incentive Share Unit (ISU)
Share-based compensation disclosures
Number of Group shares at settlement for each Incentive Share Unit (in shares)	0.986
Number of share awards
Balance at beginning of period (in shares)	13,300,000	13,300,000
Granted (in shares)	0	0
Settled (in shares)	(8,800,000)	(8,800,000)
Forfeited (in shares)	(300,000)	(300,000)
Balance at end of period (in shares)	4,200,000	4,200,000
of which vested (in shares)	400,000	400,000
of which unvested (in shares)	3,800,000	3,800,000